Property, plant and equipment - Movements (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of year		$ 44,938	$ 41,931
Additions (i)	[1]	2,449	2,372
Disposals		(80)	(77)
Assets retirement obligation		99	(1,077)
Depreciation, depletion and amortization		(1,414)	(1,360)
Translation adjustment		2,674	1,377
Impairment reversal			214
Balance at end of year		48,666	43,166
Transfer to asset held for sale - Midwestern System			(214)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		83,547	76,228
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(34,881)	(33,062)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		8,913	8,137
Disposals		(8)	(14)
Depreciation, depletion and amortization		(224)	(205)
Translation adjustment		607	348
Impairment reversal			56
Transfers		772	240
Balance at end of year		10,060	8,506
Transfer to asset held for sale - Midwestern System			(56)
Land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		17,700	15,612
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(7,640)	(7,106)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		8,042	7,232
Disposals		(8)	(8)
Depreciation, depletion and amortization		(250)	(245)
Translation adjustment		608	370
Impairment reversal			34
Transfers		586	297
Balance at end of year		8,978	7,646
Transfer to asset held for sale - Midwestern System			(34)
Facilities [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		14,330	12,369
Facilities [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(5,352)	(4,723)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		4,984	4,743
Disposals		(5)	(4)
Depreciation, depletion and amortization		(364)	(351)
Translation adjustment		229	128
Impairment reversal			64
Transfers		371	303
Balance at end of year		5,215	4,819
Transfer to asset held for sale - Midwestern System			(64)
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		12,418	11,291
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(7,203)	(6,472)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		7,112	7,742
Assets retirement obligation		99	(1,077)
Depreciation, depletion and amortization		(241)	(236)
Translation adjustment		302	75
Impairment reversal			39
Transfers		46	347
Balance at end of year		7,318	6,851
Transfer to asset held for sale - Midwestern System			(39)
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		16,285	16,317
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(8,967)	(9,466)
Railway Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		2,475	2,334
Disposals		(5)	(5)
Depreciation, depletion and amortization		(81)	(82)
Translation adjustment		198	151
Transfers		47	73
Balance at end of year		2,634	2,471
Property, plant and equipment, cost		4,455	4,021
Railway Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(1,821)	(1,550)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		1,455	1,537
Additions (i)	[1]	19	29
Depreciation, depletion and amortization		(91)	(94)
Translation adjustment			26
Impairment reversal		31
Balance at end of year		1,414	1,498
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		2,196	2,062
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(782)	(564)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		2,632	2,484
Disposals		(1)	(1)
Depreciation, depletion and amortization		(163)	(147)
Translation adjustment		153	78
Impairment reversal			21
Transfers		166	207
Balance at end of year		2,787	2,621
Transfer to asset held for sale - Midwestern System			(21)
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		5,903	5,802
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(3,116)	(3,181)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		9,325	7,722
Additions (i)	[1]	2,430	2,343
Disposals		(53)	(45)
Translation adjustment		546	201
Transfers		(1,988)	(1,467)
Balance at end of year		10,260	8,754
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		$ 10,260	$ 8,754

[1]	Includes capitalized interest.